Insurance-related accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of types of insurance contracts [line items]
Deferred insurance acquisition costs	¥ 676,526	¥ 623,986	¥ 187,904
Deferred insurance acquisition costs decreased		386,528
Future insurance policy benefits increased		¥ 268,748
Bottom of range
Disclosure of types of insurance contracts [line items]
Future insurance policy benefits interest rate percentage		0.50%
Credited rates associated with whole life insurance contracts	1.70%
Credited rates associated with investment contracts	0.01%
Top of range
Disclosure of types of insurance contracts [line items]
Future insurance policy benefits interest rate percentage		4.50%
Credited rates associated with whole life insurance contracts	2.00%
Credited rates associated with investment contracts	6.30%
Life insurance contracts
Disclosure of types of insurance contracts [line items]
Revenue from insurance	¥ 943,092	¥ 913,361
Non-life insurance contracts
Disclosure of types of insurance contracts [line items]
Revenue from insurance	132,908	123,574
Non-traditional life insurance contracts
Disclosure of types of insurance contracts [line items]
Deferred insurance acquisition costs	¥ 261,475	¥ 220,254	¥ 179,894